Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
OTC — Over-the-counter
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.13% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.5%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,161,270
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,575,000	3,133,698
5.00%, 9/15/33	AA	350,000	426,976

			4,721,944
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/44	A+/F	6,425,000	7,043,406
4.00%, 10/1/39	A+/F	2,575,000	2,859,151

			9,902,557
Arizona (1.8%)
AZ Game & Fish Dept. and Comm. Rev. Bonds, (AGF Administration Bldg.), 5.00%, 7/1/21	Aa2	135,000	135,517
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	1,025,000	1,071,105
AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	520,795
El Mirage, G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	269,763
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	3,500,000	3,667,615
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	291,935
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	698,778
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	278,290
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	355,429
Northern AZ U. Rev. Bonds, 5.00%, 6/1/34	A1	250,000	276,798
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,588,580
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,059,550
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	1,010,000	1,098,749
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	95,000	96,689
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	145,000	150,013
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	105,275
Ser. A, 5.00%, 7/1/35	BB	150,000	157,913
Pima Cnty., Indl. Dev. Auth. Rev. Bonds, (Providence Day School, Inc.), 5.125%, 12/1/40	BBB+	500,000	503,635
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,472,318
5.00%, 12/1/37	A3	500,000	663,925
U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	232,612
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	110,230
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	270,372
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	452,512

			16,528,398
California (3.0%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	1,300,000	1,348,750
CA State VRDN
Ser. A-2, 0.05%, 5/1/33	VMIG 1	2,000,000	2,000,000
Ser. A-3, 0.08%, 5/1/33	VMIG 1	1,500,000	1,500,000
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/21), (California Academy of Sciences), Ser. B, 0.509%, 8/1/47	A2	1,000,000	993,480
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,616,830
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,938,119
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	668,152
AGM, 5.00%, 11/15/44	AA	1,500,000	1,710,750
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,535,808
San Bernardino Cnty., FRB, Ser. C, 0.403%, 8/1/23	AA+	10,000,000	9,911,400

			27,223,289
Colorado (2.4%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,105,430
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,068,080
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	462,431
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	Baa1	650,000	705,888
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	650,000	704,251
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	2,250,000	2,449,174
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	Baa1	4,500,000	4,828,746
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,167,223
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	5,000,000	3,696,750
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	257,906
Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	751,283
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/50(FWC)	AA	1,500,000	1,797,390
5.00%, 12/1/31(FWC)	AA	230,000	287,383
3.25%, 12/15/50	AA	2,000,000	2,120,620

			22,402,555
Connecticut (2.5%)
CT State Special Tax
5.00%, 5/1/38	A+	5,000,000	6,324,800
5.00%, 5/1/37	A+	5,050,000	6,408,804
5.00%, 5/1/34	A+	1,500,000	1,927,950
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,507,725
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds
Ser. B-1, 4.10%, 11/15/39(T)	Aaa	1,685,000	1,795,648
Ser. B-1, 4.15%, 11/15/44(T)	Aaa	4,065,000	4,326,057
Ser. F-2, 2.20%, 5/15/23	Aaa	965,000	998,543

			23,289,527
Delaware (0.4%)
DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	A-	1,700,000	1,704,896
(Indian River Pwr.), 5.375%, 10/1/45	Baa2	2,000,000	2,004,760

			3,709,656
District of Columbia (3.1%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	2,955,000	2,971,725
(Intl. School), 5.00%, 7/1/54	BBB	1,275,000	1,392,491
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,402,688
(D.C. Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,238,340
(Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,861,975
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,037,432
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Capital Impt Project), Ser. B, 4.00%, 10/01/44(T)	A-	2,050,000	2,233,086
(Dulles Metrorail & Capital Impt Project), Ser. B, 4.00%, 10/01/53(T)	A-	2,050,000	2,211,513
Metro. Washington, Arpt. Auth. Rev. Bonds, (Arpt. Syst.), Ser. A, 5.00%, 10/1/44	Aa3	5,000,000	6,137,150
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	6,147,790

			28,634,190
Florida (6.3%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	940,597
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,700,000	4,246,231
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,929,858
5.00%, 11/15/40	A2	2,175,000	2,433,412
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	1,889,154
5.00%, 11/15/39	BBB+	750,000	799,035
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	A-	1,060,000	1,060,509
Miami-Dade Cnty., G.O. Bonds, (Bldg. Better Communities Program), Ser. 15-D, 5.00%, 7/1/45	Aa2	5,500,000	6,660,225
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41	A2	5,000,000	5,049,650
Ser. B, 5.00%, 10/1/40	A	10,000,000	11,660,500
Ser. A, 5.00%, 10/1/38	A	1,750,000	1,965,250
Ser. A, 4.00%, 10/1/44	A	3,000,000	3,281,070
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,886,436
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,722,150
(Baptist Hlth. South FL), 4.00%, 8/15/49	AA-	2,000,000	2,214,440
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	536,794
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	725,873
zero %, 9/1/42	A1	830,000	364,312
Tampa, Hosp. Rev. Bonds, (H. Lee Moffitt Cancer Ctr. & Research Inst.), 4.00%, 7/1/45	A2	2,500,000	2,764,900
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A3	500,000	551,420
4.00%, 10/15/37	A3	725,000	804,221
4.00%, 10/15/35	A3	325,000	363,204

			57,849,241
Georgia (2.7%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/24	A3	800,000	935,672
Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	2,250,000	2,411,775
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	450,000	422,924
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/36	A	4,000,000	4,741,080
Main St. Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 0.866%, 4/1/48	Aa2	7,000,000	6,944,560
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/33	A3	1,500,000	1,790,505
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,932,250
(Plant Vogtle Units 3 & 4), Ser. A, 5.00%, 1/1/56	A2	2,500,000	2,904,825
(Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/59	A2	1,000,000	1,070,480

			25,154,071
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34	Baa2	200,000	208,628
AGM, 5.00%, 10/1/30	AA	500,000	535,240

			743,868
Idaho (0.2%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	1,500,000	1,800,135

			1,800,135
Illinois (9.3%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	3,255,984
Ser. B-2, 5.50%, 1/1/37	BBB+	4,000,000	4,272,680
Ser. A, 5.00%, 1/1/30	BBB+	3,950,000	4,404,961
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	1,500,000	1,557,765
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	967,030
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	5,592,100
Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,098,160
5.00%, 1/1/30	AA	200,000	221,498
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. F, 5.00%, 1/1/40	A2	3,700,000	3,713,024
Ser. A, 5.00%, 1/1/38	A	200,000	240,406
Ser. A, 5.00%, 1/1/37	A	1,200,000	1,446,684
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,251,190
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,962,978
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	Baa2	1,750,000	2,049,268
AGM, 5.00%, 11/1/25	AA	1,420,000	1,424,075
IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,320,663
5.00%, 1/1/41	Baa3	700,000	734,944
5.00%, 1/1/35	Baa3	1,000,000	1,050,930
Ser. B, 5.00%, 10/1/32	Baa3	2,000,000	2,148,300
Ser. A, 5.00%, 12/1/31	Baa3	2,870,000	3,063,840
Ser. C, 5.00%, 11/1/29	Baa3	3,550,000	3,836,663
5.00%, 2/1/29	Baa3	2,725,000	2,934,171
Ser. A, 5.00%, 12/1/28	Baa3	2,000,000	2,177,360
Ser. D, 5.00%, 11/1/28	Baa3	6,425,000	6,991,428
5.00%, 2/1/28	Baa3	2,350,000	2,544,392
Ser. D, 5.00%, 11/1/27	Baa3	2,800,000	3,075,884
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.617%, 11/1/34	A2	7,915,000	7,812,659
IL State Fin. Auth. Rev. Bonds, (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	561,960
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	501,160
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	BBB	2,500,000	2,630,075
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA+	1,580,000	1,898,449
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	4,450,000	5,390,241

			85,130,922
Indiana (1.0%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	980,862
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	7,050,000	8,351,571

			9,332,433
Kansas (0.3%)
KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	BBB/F	2,900,000	2,901,682

			2,901,682
Kentucky (3.7%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,470,686
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 5.00%, 12/1/45	AA	2,750,000	3,090,863
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/37	A1	2,500,000	2,883,325
(Project No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	663,643
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25) Ser. C-1, 4.00%, 12/1/49	A3	9,750,000	10,958,025
Mandatory Put Bonds (1/1/25) Ser. B, 4.00%, 1/1/49	A1	5,000,000	5,511,550
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A	1,135,000	1,343,148
4.00%, 10/1/34	A	6,000,000	6,565,260
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	470,851
5.00%, 7/1/30	A+	1,000,000	1,137,080

			34,094,431
Louisiana (1.7%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	6,000,000	6,581,040
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	3,838,320
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/36	A+/F	1,715,000	2,083,776
5.00%, 7/1/35	A+/F	1,710,000	2,085,653
5.00%, 7/1/34	A+/F	655,000	802,067

			15,390,856
Maryland (0.2%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	808,358
MD State Econ. Dev. Corp. Rev. Bonds, (Seagirt Marine Term.), Ser. A
5.00%, 6/1/49	Baa3	500,000	531,615
5.00%, 6/1/44	Baa3	500,000	535,175

			1,875,148
Massachusetts (0.4%)
MA State Dev. Fin. Agcy. Rev. Bonds, (Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,000,000
MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	885,000	886,142
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	895,000	907,333

			3,793,475
Michigan (7.8%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	360,483
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	301,708
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	77,522
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 7/1/48	AA	7,000,000	7,829,360
5.00%, 7/1/38	AA	1,000,000	1,126,700
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.)
7.50%, 7/1/39	Ba1	150,000	150,000
7.375%, 7/1/35	Ba1	1,250,000	1,250,000
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.25%, 2/1/40	AA	200,000	235,768
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	299,240
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	476,260
Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	291,953
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	7,780,000	9,292,354
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	285,410
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,434,490
5.00%, 11/1/36	A	1,285,000	1,567,829
5.00%, 11/1/34	A	1,600,000	1,983,184
5.00%, 11/1/31	A	1,100,000	1,387,265
Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	360,511
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,301,570
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	297,625
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	269,944
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	237,486
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	233,764
MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	738,857
MI State Fin. Auth. Rev. Bonds
(Detroit Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/44	BB+	1,150,000	1,212,319
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,992,403
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	468,780
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	BB+	500,000	536,555
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	270,000	305,103
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	582,390
(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,210,560
(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	577,640
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	850,000	892,356
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	252,825
MI State Hosp. Fin. Auth. Rev. Bonds
(Trinity Health Corp. Oblig. Group), Ser. A, U.S. Govt. Coll., 5.00% 12/1/47(T)	Aa3	5,155,000	5,733,811
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	Aa3	4,100,000	4,578,285
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.)
Ser. A, 4.625%, 10/1/39	AA	225,000	238,556
Ser. A, 4.45%, 10/1/34	AA	100,000	106,547
Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,080,902
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,580,040
Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,190,420
Ser. A, 5.00%, 3/1/33	A1	500,000	546,480
5.00%, 3/1/32	A1	130,000	144,186
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/40(FWC)	Aa1	1,000,000	1,142,080
4.00%, 5/1/38(FWC)	Aa1	2,000,000	2,299,400
4.00%, 5/1/34(FWC)	Aa1	1,000,000	1,161,870
4.00%, 5/1/33(FWC)	Aa1	2,220,000	2,590,962
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	303,370
Saginaw, Hosp. Fin. Auth. Rev. Bonds, (Convenant Med. Ctr.), Ser. H, 5.00%, 7/1/30 (Prerefunded 7/1/20)	A+	1,000,000	1,000,000
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	406,294

			71,923,417
Minnesota (0.2%)
Hennepin Cnty., VRDN, Ser. B, 0.12%, 12/1/38	A-1+	1,200,000	1,200,000
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 0.09%, 11/15/38	VMIG 1	550,000	550,000

			1,750,000
Mississippi (0.8%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	6,525,000	6,583,464
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,283,663

			7,867,127
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City Intl. Arpt. Terminal), Ser. B
5.00%, 3/1/39	A2	5,980,000	7,176,060
5.00%, 3/1/38	A2	2,480,000	2,984,085
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. C, 0.11%, 9/1/30	VMIG 1	1,500,000	1,500,000

			11,660,145
Montana (0.1%)
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa3	600,000	671,874

			671,874
Nebraska (1.4%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	3,250,000	3,692,293
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	8,050,000	9,047,476

			12,739,769
Nevada (2.3%)
Clark Cnty., G.O. Bonds, AMBAC, 3.00%, 11/1/35	Aa1	18,175,000	18,185,905
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/20	A	625,000	626,975
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,800,000	1,728,792
2.50%, 6/15/24	Ba2	650,000	638,918

			21,180,590
New Hampshire (0.8%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	648,263
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,500,000	1,669,635
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	5,182,740

			7,500,638
New Jersey (4.1%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,478,738
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	6,133,104
(NJ American Wtr. Co.), Ser. D, 4.875%, 11/1/29	A1	1,100,000	1,113,497
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	3,000,000	3,311,970
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 0.10%, 7/1/36	VMIG 1	2,200,000	2,200,000
(Virtua Hlth.), Ser. C, 0.02%, 7/1/43	A-1	2,665,000	2,665,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 12/15/39	Baa1	1,200,000	1,337,580
Ser. AA, 5.00%, 6/15/38	Baa1	1,975,000	2,199,380
Ser. A, 5.00%, 12/15/34	Baa1	4,100,000	4,620,085
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	7,678,578
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/35	A-	4,000,000	4,828,680

			37,566,612
New Mexico (0.8%)
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A
5.00%, 8/1/44	AA	3,000,000	3,596,070
4.00%, 8/1/48	AA	1,100,000	1,206,183
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,177,843

			6,980,096
New York (9.0%)
Metro. Trans. Auth. Rev. Bonds
Ser. D-1, 5.00%, 11/15/39	A2	3,360,000	3,626,011
(Green Bonds), Ser. A-1, 4.00%, 11/15/51	A2	10,000,000	10,396,500
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A2	5,500,000	5,915,250
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.58%, 11/1/26	AA	4,385,000	4,257,177
New York, G.O. Bonds
Ser. D-1, 5.00%, 3/1/43	Aa1	2,500,000	3,136,150
Ser. A, 5.00%, 8/1/39	Aa1	8,300,000	10,412,267
NY City, G.O. Bonds, Ser. D-1, 4.00%, 3/1/42	Aa1	3,500,000	4,035,220
NY City, VRDN
Ser. I-8, 0.13%, 4/1/36	VMIG 1	3,655,000	3,655,000
Ser. I-3, 0.13%, 4/1/36	VMIG 1	1,500,000	1,500,000
NY City, Indl. Dev. Agcy. Rev. Bonds, (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	BBB	300,000	300,033
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,334,060
NY City, Transitional Fin. Auth. Rev. Bonds, 4.00%, 5/1/45	AAA	4,000,000	4,636,080
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/47	Aa1	9,530,000	10,958,833
4.00%, 2/15/40	Aa1	1,500,000	1,751,445
4.00%, 2/15/38	Aa1	4,000,000	4,698,000
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,000,000	2,158,020
Port Auth. of NY & NJ Rev. Bonds
Ser. 207, 5.00%, 9/15/31	Aa3	3,800,000	4,690,340
Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	2,022,431
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 0.09%, 11/1/32	VMIG 1	2,000,000	2,000,000

			82,482,817
North Carolina (0.4%)
NC State Tpk. Auth. Rev. Bonds, (Triangle Expressway Auth.), AGM, 5.00%, 1/1/49	AA	3,500,000	4,194,260

			4,194,260
Ohio (4.2%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/41	AA	750,000	845,903
4.00%, 12/1/40	AA	1,345,000	1,520,106
4.00%, 12/1/38	AA	770,000	873,827
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	5,400,000	5,695,056
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,540,250
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	862,208
4.00%, 5/1/34	AA+	1,280,000	1,509,235
4.00%, 5/1/33	AA+	560,000	665,034
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.125%, 7/1/40	BBB/P	940,000	981,473
6.125%, 7/1/40 (Prerefunded 7/1/22)	AAA/P	60,000	66,750
6.00%, 7/1/35	BBB/P	1,765,000	1,844,549
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	110,000	122,101
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,024,500
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	4,250,000	4,963,278
Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,500,000	1,581,750
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College 2020), 4.00%, 7/1/44	A2	5,650,000	6,046,969
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	18,572
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	2,004,380
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	728,315
5.00%, 2/15/33	A3	355,000	401,920
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	1,350,000	1,421,631
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	150,838
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A
4.00%, 7/1/39	A	500,000	537,535
4.00%, 7/1/38	A	1,000,000	1,079,160
4.00%, 7/1/34	A	1,170,000	1,278,061

			38,763,401
Oregon (0.6%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 2.40%, 8/1/25	A-	1,625,000	1,634,750
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	3,820,000	4,154,097

			5,788,847
Pennsylvania (4.5%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A
5.00%, 4/1/35	A	2,300,000	2,751,352
5.00%, 4/1/33	A	4,000,000	4,816,960
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A+	500,000	567,180
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	120,000	126,925
5.00%, 1/1/31	BBB+/F	100,000	106,085
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Baa3	500,000	507,410
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	315,000	337,560
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,865,431
Ser. A, 5.00%, 12/1/44	A3	2,800,000	3,313,100
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	1,980,818
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,345,740
zero %, 12/1/44	A2	5,000,000	5,411,650
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West)
5.00%, 6/15/39	BB/P	500,000	509,090
4.00%, 6/15/29	BB/P	350,000	351,775
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,146,650
5.00%, 8/1/31	A	1,000,000	1,151,870
Philadelphia, School Dist. G.O. Bonds, Ser. A
4.00%, 9/1/37	A2	1,850,000	2,130,146
4.00%, 9/1/36	A2	2,000,000	2,310,540
South Central PA, Gen. Auth. Rev. Bonds, (WellSpan Health Oblig. Group), Ser. A, 4.00%, 6/1/49	Aa3	5,000,000	5,654,000

			41,384,282
Rhode Island (0.5%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,098,040
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,464,760

			4,562,800
South Carolina (2.9%)
Charleston Cnty., Arpt. Dist. Syst. Rev. Bonds, Ser. A, 5.25%, 7/1/33	A1	5,320,000	5,893,709
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	846,765
4.00%, 11/1/31	A1	750,000	851,843
Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,215,030
5.00%, 10/1/28	A2	425,000	518,364
Patriots Energy Group Fin. Agcy. Gas Supply Mandatory Put Bonds (2/1/24), Ser. A, 4.00%, 10/1/48	Aa2	4,205,000	4,621,716
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,224,220
Ser. E, 5.50%, 12/1/53	A2	2,000,000	2,202,280
Ser. E, 5.25%, 12/1/55	A2	1,970,000	2,246,746
Ser. E, 5.00%, 12/1/48	A2	1,455,000	1,581,498
Ser. A, 5.00%, 12/1/36	A2	4,000,000	4,618,600

			26,820,771
Tennessee (0.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	471,332
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	470,444
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	492,124
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	875,000	961,678
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	775,000	889,708

			3,285,286
Texas (9.8%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, PSFG, 5.00%, 12/1/33	AAA	1,075,000	1,313,126
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	5,277,718
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	424,002
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	A-	375,000	444,570
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,360,300
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,186,010
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	9,030,000	10,480,940
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,215,000	2,585,813
El Paso, G.O. Bonds
4.00%, 8/15/45	AA	5,000,000	5,861,400
4.00%, 8/15/36	AA	1,000,000	1,205,310
Ser. A, 4.00%, 8/15/35	AA	1,450,000	1,757,966
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa2	1,300,000	1,350,973
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 0.12%, 12/1/24	A-1+	4,675,000	4,675,000
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,308,463
Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,632,114
Ser. A, 5.00%, 11/15/33(FWC)	Aa2	5,300,000	7,190,086
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	607,320
5.00%, 8/15/36	BBB+	430,000	439,322
5.00%, 8/15/34	BBB+	300,000	309,498
5.00%, 8/15/33	BBB+	240,000	248,316
5.00%, 8/15/31	BBB+	100,000	104,934
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/40	A	750,000	869,333
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,643,863
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	704,910
(CHF-Stephenville, LLC), 5.375%, 4/1/28	Baa3	1,150,000	1,201,957
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47	Baa3	3,155,000	3,226,966
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,785,817
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	1,000,000	1,143,430
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	11,566,086
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	250,000	293,605
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	3,120,865
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	5,000,000	5,690,200
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/37	A+	250,000	251,655
TX State Wtr. Dev. Board Rev. Bonds, Ser. A, 4.00%, 10/15/54	AAA	5,250,000	6,167,280

			90,429,148
Utah (1.6%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 0.10%, 5/15/36	A-1+	6,465,000	6,465,000
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/43	A+	5,000,000	5,945,400
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	854,359
5.00%, 10/15/33	AA	420,000	505,739
5.00%, 10/15/31	AA	530,000	644,713

			14,415,211
Virginia (2.9%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	625,000	652,188
Federal Home Loan Mortgage Corp. Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,465,000	8,111,245
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A2	10,500,000	12,481,245
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes, LLC), 5.00%, 7/1/49	BBB-	4,000,000	4,112,720
(Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,200,000	1,235,592

			26,592,990
Washington (3.3%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/37	A2	4,500,000	5,263,695
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,095,830
WA State G.O. Bonds, Ser. 21A
5.00%, 6/1/40(FWC)	Aaa	2,500,000	3,210,625
5.00%, 6/1/35(FWC)	Aaa	2,200,000	2,871,726
5.00%, 6/1/34(FWC)	Aaa	750,000	983,303
5.00%, 6/1/33(FWC)	Aaa	1,850,000	2,433,102
5.00%, 6/1/32(FWC)	Aaa	1,950,000	2,581,196
5.00%, 6/1/31(FWC)	Aaa	1,300,000	1,733,771
5.00%, 6/1/30(FWC)	Aaa	2,000,000	2,684,260
5.00%, 6/1/29(FWC)	Aaa	750,000	985,590
5.00%, 6/1/28(FWC)	Aaa	700,000	897,806
5.00%, 6/1/27(FWC)	Aaa	700,000	873,726
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.224%, 1/1/42	A+	2,500,000	2,499,425
Washington St., Edu. Facs. Rev. Bonds, (Seattle U.)
4.00%, 5/1/50(FWC)	A	1,200,000	1,310,088
4.00%, 5/1/45(FWC)	A	1,000,000	1,102,050

			30,526,193
West Virginia (0.1%)
WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB, (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	1,000,000	1,014,080

			1,014,080
Wisconsin (0.6%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,043,550
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,574,155
(Three Pillars Sr. Living), 5.00%, 8/15/28	A/F	1,040,000	1,134,349
(Thedacare, Inc.), 4.00%, 12/15/49	A1	1,000,000	1,110,190
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	444,556

			5,306,800

Total municipal bonds and notes (cost $879,377,300)			$929,885,532

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.41%(AFF)	Shares	35,534,125	$35,534,125
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(P)	Shares	619,000	619,000
U.S. Treasury Bills 1.544%, 7/16/20		$750,000	749,960
U.S. Treasury Bills 0.310%, 7/23/20		114,000	113,991
U.S. Treasury Bills 0.056%, 7/9/20		206,000	205,995
U.S. Treasury Bills 0.019%, 9/10/20		279,000	278,926
U.S. Treasury Bills 0.014%, 9/24/20		264,000	263,910
U.S. Treasury Bills 0.011%, 8/6/20		30,000	29,996
U.S. Treasury Bills zero%, 8/20/20		36,000	35,994
U.S. Treasury Bills zero%, 8/13/20		27,000	26,996

Total short-term investments (cost $37,858,611)			$37,858,893
TOTAL INVESTMENTS

Total investments (cost $917,235,911)			$967,744,425

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$746,000	$26,185	$—	8/25/20	—	1.87%% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	$26,185
2,246,000	97,184	—	8/24/20	—	1.91%% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	97,184
700,000	44,646	—	8/21/20	—	2.01%% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	44,646
Morgan Stanley & Co. International PLC
40,000,000	704,000	—	9/2/20	—	0.85% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	704,000
20,000,000	185,000	—	9/2/20	—	1.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At Maturity	(185,000)

Upfront premium received		—	Unrealized appreciation			872,015

Upfront premium (paid)		—	Unrealized (depreciation)			(185,000)

Total		$—			Total	$687,015

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $919,589,656.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/20
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$315,857,389	$280,323,264	$122,340	$35,534,125

	Total Short-term investments	$—	$315,857,389	$280,323,264	$122,340	$35,534,125
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $79,192,806 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.13%, 0.16% and 0.30%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	17.3%
	Health care	16.4
	Local debt	11.2
	Utilities	10.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $33,314,176 were held by the TOB trust and served as collateral for $19,033,465 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $139,297 for these investments based on an average interest rate of 0.99%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$929,885,532	$—
Short-term investments	36,153,125	1,705,768	—

Totals by level	$36,153,125	$931,591,300	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$687,015	$—

Totals by level	$—	$687,015	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$65,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com